Property, plant & equipment - Additional Information (Detail) - MXN ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, plant and equipment [abstract]
Outstanding payment to suppliers in additions to property plant and equipment	$ 3,152	$ 3,503	$ 499